Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
Our outstanding warrants expire on varying dates through July 2019. A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2014	61,194,343	0.84
Issued	2,692,385	0.50
Exercised	(50,000)	0.20
Forfeited	—	—
Expired	(227,697)	2.44
Outstanding — June 30, 2014	63,609,031	$0.82	2.8	$3,242,900
Vested (exercisable) — June 30, 2014	63,609,031	$0.82	2.8	$3,342,900

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on June 30, 2014, which was $0.49 per share.

A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	37,144,504	$1.18
Issued	30,000	0.50
Exercised	—	—
Forfeited	(123,376)	0.77
Expired	(23,929)	8.89
Outstanding — March 31, 2013	37,027,199	1.18
Issued	25,241,227	0.35
Exercised	(926,315)	0.22
Forfeited	(39,728)	8.49
Expired	(108,040)	7.96
Outstanding — March 31, 2014	61,194,343	$0.84	2.9	$3,987,500
Vested (exercisable) — March 31, 2014	60,297,010	$0.84	2.9	$3,960,600

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

Schedule of Information by Exercise Price Range
The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.19 – 0.20	2,437,574	4.3	$0.20	2,437,574	$0.20
$0.21 – 0.37	20,980,838	4.5	$0.37	20,980,838	$0.37
$0.38 – 0.69	10,932,429	3.0	$0.67	10,035,929	$0.69
$0.70 – 0.92	21,431,557	1.7	$0.77	21,431,557	$0.77
$0.93 – 10.80	5,411,945	0.9	$3.53	5,411,112	$3.53
	61,194,343			60,297,010

Schedule of Fair Value Assumptions of Stock Options
The fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

Expected life (years)	4.8 – 4.9
Risk-free interest rate	1.45% - 1.64%
Volatility	123.5% – 125.3%
Dividend yield	0%

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31,
	2014	2013
Expected life (years)	1.6 – 6.02	2.6 -10.0
Risk-free interest rate	0.19% - 1.84%	0.63%-2.22%
Volatility	127% - 140%	124% - 166%
Dividend yield	0%	0%

Schedule of Stock Option Activity
These estimates are revised, if necessary, in future periods if actual forfeitures differ from the estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs. summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2014	11,894,205	$0.35
Granted (weighted-average fair value of $0.42 per share)	274,000	0.50
Exercised	(7,892)	0.27
Forfeited	(162,038)	0.30
Expired	—	—
Outstanding — June 30, 2014	11,998,275	$0.36	8.4	$2,233,700
Vested (exercisable) — June 30, 2014	6,067,977	$0.41	7.8	$1,077,000
Unvested (unexercisable) — June 30, 2014	5,930,298	$0.30	2.8	$1,156,700

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on June 30, 2014, which was $0.49 per share.

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	1,355,132	$1.14
Granted (weighted-average fair value of $0.26 per share)	4,063,109	0.29
Exercised	—	—
Forfeited	(322,500)	0.98
Expired	—	—

Outstanding — March 31, 2013	5,095,741	$0.47
Granted (weighted-average fair value of $0.24 per share)	7,673,272	0.28
Exercised	(657,000)	0.20
Forfeited	(197,808)	0.32
Expired	(20,000)	6.00

Outstanding — March 31, 2014	11,894,205	$0.35	8.6	$2,578,900

Vested (exercisable) — March 31, 2014	5,543,002	$0.42	8.0	$1,110,600

Unvested (unexercisable) — March 31, 2014	6,351,203	$0.30	3.0	$1,468,300

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information by Exercise Price Range
The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.17 – 0.48	10,523,036	8.9	$0.27	4,428,083	$0.27
$0.52 – 0.98	1,234,469	6.3	$0.66	987,594	$0.66
$1.05 – 2.20	48,600	6.4	$1.64	39,225	$1.69
$4.30 – 8.31	88,100	2.3	$4.74	88,100	$4.74
	11,894,205			5,543,002

Schedule of Fair Value Assumptions of Stock Options
The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

Expected life (years)	1.6 – 6.0
Risk-free interest rate	0.31% - 2.03%
Volatility	124.6% – 127.7%
Dividend yield	0%